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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 1370 Avenue of the Americas (24/th/ Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bernard Selz
Title:   Managing Member
Phone:   (212) 554-5077


Signature, Place, and Date of Signing:

   /s/ Bernard Selz              New York, NY                 1/26/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                        None
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      - 0 -

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 259,490
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      NONE

    [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                                                                          Column 8
                                                             Column 4    Column 5      Column 6       Voting Authority
Column 1                           Column 2        Column 3   Value     Shares/ Prn   Investment --------------------------
Name of Issuer                  Title of Class      Cusip    (x$1000) Amount/Put-Call Discretion   Sole    Shared   None
--------------                -------------------- --------- -------- --------------- ---------- --------- ------ ---------
ASSURED GUARANTY LTD......... COM                  G0585R106  17,213   1,310,000 SH      SOLE      432,000   --     878,000
COSTAMARE INC................ SHS                  Y1771G102   6,372     450,000 SH      SOLE      160,000   --     290,000
ALLIANCE HOLDINGS GP LP...... COM UNITS LP         01861G100   1,663      32,000 SH      SOLE        6,000   --      26,000
ALLIANCE RES PARTNER L P..... UT LTD PART          01877R108  21,011     278,000 SH      SOLE       98,000   --     180,000
ANNALY CAP MGMT INC.......... NOTE 4.0% 2/15/15    035710AA0   2,263   2,000,000 PRN     SOLE    1,000,000   --   1,000,000
ANNALY CAP MGMT INC.......... COM                  035710409  12,337     773,000 SH      SOLE      208,000   --     565,000
ATLAS ENERGY LP.............. COM UNITS LP         04930A104   3,549     146,045 SH      SOLE       45,000   --     101,045
BOARDWALK PIPELINE PARTNERS.. UT LTD PARTNER       096627104   5,534     200,000 SH      SOLE       58,000   --     142,000
CYS INVTS INC................ COM                  12673A108   1,314     100,000 SH      SOLE       34,000   --      66,000
CENTRAL EUROPEAN DIST CORP... NOTE 3.0% 3/15/13    153435AA0   6,560   8,200,000 PRN     SOLE    2,580,000   --   5,620,000
COEUR D ALENE MINES CORP IDA. COM NEW              192108504   7,242     300,000 SH      SOLE      108,000   --     192,000
COPANO ENERGY L L C.......... COM UNITS            217202100  10,260     300,000 SH      SOLE       92,000   --     208,000
CREXUS INVT CORP............. COM                  226553105   6,923     667,000 SH      SOLE      213,000   --     454,000
CROSSTEX ENERGY L P.......... COM                  22765U102   2,595     160,000 SH      SOLE       56,000   --     104,000
DIAMOND FOODS INC............ COM                  252603105   1,452      45,000 SH      SOLE       18,000   --      27,000
ENERGY TRANSFER PRTNRS L P... UNIT LTD PARTN       29273R109   4,310      94,000 SH      SOLE       28,000   --      66,000
FERRO CORP................... NOTE 6.5% 8/15/13    315405AL4   9,999  10,100,000 PRN     SOLE    3,010,000   --   7,090,000
FLAMEL TECHNOLOGIES SA....... SPONSORED ADR        338488109   1,904     365,500 SH      SOLE       27,000   --     338,500
FLOW INTL CORP............... COM                  343468104   2,100     600,000 SH      SOLE      248,000   --     352,000
GENERAL MTRS CO.............. *W EXP 07/10/2016    37045V118   1,173     100,000 SH      SOLE       39,000   --      61,000
GENESIS ENERGY L P........... UNIT LTD PARTN       371927104   7,010     250,000 SH      SOLE       53,000   --     197,000
GOLDCORP INC NEW............. COM                  380956409   1,334      30,000 SH      SOLE           --   --      30,000
ICONIX BRAND GROUP INC....... NOTE 1.875% 6/30/12  451055AB3  11,820  12,000,000 PRN     SOLE    3,240,000   --   8,760,000
ICONIX BRAND GROUP INC....... COM                  451055107   4,138     254,000 SH      SOLE      115,000   --     139,000
ICAHN ENTERPRISES LP/CORP.... FRNT 4.0% 8/15/13    451102AB3   3,950   4,000,000 PRN     SOLE    1,440,000   --   2,560,000
IMPERIAL HLDGS INC........... COM                  452834104      94      50,000 SH      SOLE           --   --      50,000
INERGY L P................... UNIT LTD PTNR        456615103   3,443     141,000 SH      SOLE       39,000   --     102,000
ISHARES SILVER TRUST......... ISHARES              46428Q109   8,082     300,000 SH      SOLE      108,000   --     192,000
KKR FINANCIAL HLDGS LLC...... NOTE 7.0% 7/15/12    48248AAB4     558     540,000 PRN     SOLE      540,000   --          --
KKR FINANCIAL HLDGS LLC...... COM                  48248AAB4   9,123   1,045,000 SH      SOLE      370,000   --     675,000
KINDER MORGAN MANAGEMENT LLC. SHS                  49455U100   5,541      70,572 SH      SOLE       37,651   --      32,921
MACQUARIE INFRASTR CO LLC.... MEMBERSHIP INT       55608B105  17,664     632,000 SH      SOLE      377,000   --     255,000
MAGELLAN MIDSTREAM PRTNRS LP. COM UNIT RP LP       559080106  10,401     151,000 SH      SOLE       71,000   --      80,000
MCMORAN EXPLORATION CO....... COM                  582411104   5,093     350,000 SH      SOLE      148,000   --     202,000
NUSTAR GP HOLDINGS LLC....... UNIT RESTG LLC       67059L102   9,676     291,000 SH      SOLE       84,000   --     207,000
RESOURCE CAP CORP............ COM                  76120W302   6,059   1,080,000 SH      SOLE      382,000   --     698,000
RHINO RESOURCE PARTNERS LP... COM UNIT REPST       76218Y103   1,814      94,000 SH      SOLE       28,000   --      66,000
SPDR GOLD TRUST.............. GOLD SHS             78463V107   6,169       2,101 CALL    SOLE          761   --       1,340
TWO HBRS INVT CORP........... COM                  90187B101   6,653     720,000 SH      SOLE      250,000   --     470,000
VICOR CORP................... COM                  925815102     795      99,900 SH      SOLE           --   --      99,900
WILLIAMS PARTNERS L P........ COM UNIT L P         96950F104   1,500      25,000 SH      SOLE       25,000   --          --
YAMANA GOLD INC.............. COM                  98462Y100  12,799     866,500 SH      SOLE      298,500   --     568,000
                                                             -------
                                                             259,490
                                                             =======
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